INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ (3,713)	$ 1,500
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(8,872)	(4,895)
Other	(38)	(318)
Balance, end of fiscal year, net	(12,623)	(3,713)
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	10,367	31,202
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	5,683	(41,052)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(5,267)	(3,062)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	94	66,888
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(532)	1,984
Change In Tax Rate Related Temporary Differences [Member]
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(2,048)	1,633
Unrecognized deferred income tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ (17,169)	$ (62,488)